Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued		0	0
Preferred stock, outstanding		0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued	290,291,798	121,984,192	87,704,686
Common stock, outstanding	290,291,798	121,984,192
Series A Preferred
Preferred stock, authorized	1	1
Common stock, outstanding
Series B Preferred
Preferred stock, authorized	1,500,000	1,500,000
Common Stock
Common stock, outstanding		121,984,192	87,704,686